Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities [Abstract]:
Net (loss) income	$ (193,768)	$ (197,756)	$ 1,641
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities [Abstract]
Depreciation	15,606	28,856	29,328
Amortization of deferred finance charges	466	989	738
Amortization of deferred drydocking costs	3,648	7,313	3,657
Payments for dry-docking	(1,607)	(6,414)	(5,519)
Change in fair value of financial instruments	(2,038)	(4,202)	(27)
Amortization of acquired time charters	0	(266)	(319)
Stock Based Compensation	15	14	0
Loss on sale of vessels	15,590	0	0
Loss on bad debts	327	0	0
Impairment of vessels and deferred charges	147,143	188,995	0
Impairment of goodwill	4,365	12,910	0
Changes in operating assets and liabilities:
Due from related parties	405	(405)	265
Inventories	1,152	(1,053)	(70)
Accounts receivable trade, net	(1,193)	(765)	(493)
Other current assets	(2,013)	371	904
Other non-current assets	36	3	0
Trade accounts and other payables	2,291	255	37
Due to underwriters	0	0	(19)
Accrued expenses	486	1,356	(2,071)
Due to related parties	10,205	(2,928)	4,025
Accrued interest	1,948	927	(1,002)
Deferred revenue - related party	(142)	(899)	148
Deferred revenue	(504)	(862)	314
Net cash provided by operating activities	2,418	26,439	31,537
Cash flows from investing activities [Abstract]:
Proceeds from sale of vessels	58,933	0	0
Disposal of BET	(3,531)	0	0
Acquisition of businesses, including of cash acquired	0	0	17,913
Additions to office furniture and equipment	0	0	(28)
Acquisition of noncontrolling interest	0	0	(10,000)
Net cash provided by investing activities	55,402	0	7,885
Cash flows from financing activities [Abstract]:
Deemed distribution upon acquisition of MCS	0	0	(2,054)
Net proceeds from issuance of common stock	10,000	0	28,526
Repayments of long term debt	(98,816)	(53,145)	(67,941)
Deferred finance charges	0	(172)	(841)
Restricted cash released (retained)	17,560	(9,175)	(6,932)
Net cash used in financing activities	(71,256)	(62,492)	(49,242)
Net decrease in cash and cash equivalents	(13,436)	(36,053)	(9,820)
Cash and cash equivalents at beginning of period	17,734	53,787	63,607
Cash and cash equivalents at end of period	4,298	17,734	53,787
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]:
Cash paid for interest	9,481	11,045	11,070
Non-cash investing and financing activities [Abstract]:
Issuance of common shares at fair value for the acquisition of BET	0	0	30,952
Issuance of common shares at fair value for the acquisition of MCS	0	0	26,743
Deemed distribution to controlling shareholder BET acquisition	0	0	(18,113)
Deemed distribution to controlling shareholder MCS Acquisition	0	0	(10)
Issuance warrants for offering	$ 0	$ 0	$ 1,053